Pension and Other Post-Retirement Benefits - Summary of Significant Assumptions Used to Determine Benefit Obligations and Expense (Parenthetical) (Detail) - Other [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - year reaches ultimate trend rate	2037	2037	2027
Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	5.60%	5.70%	5.80%
Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Medical cost trend rate - assumed, %	4.50%	4.50%	4.50%